Investment Securities - Schedule of Investment Securities with Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Fair Value		$ 20,462
Less than 12 Months Unrealized Losses		634
12 Months or More Fair Value	8,199
12 Months or More Unrealized Losses	117
Total Fair Value	8,199	20,462
Total Unrealized Losses	117	634
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Fair Value		8,409
Less than 12 Months Unrealized Losses		403
12 Months or More Fair Value	7,705
12 Months or More Unrealized Losses	111
Total Fair Value	7,705	8,409
Total Unrealized Losses	111	403
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Fair Value		2,086
Less than 12 Months Unrealized Losses		198
12 Months or More Fair Value	494
12 Months or More Unrealized Losses	6
Total Fair Value	494	2,086
Total Unrealized Losses	6	198
Mutual Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Fair Value		9,967
Less than 12 Months Unrealized Losses		33
Total Fair Value		9,967
Total Unrealized Losses		$ 33